Cash flow statement - Schedule of Acquisition of Group Undertakings and Businesses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net assets acquired:
Cash and cash equivalents	£ 70,816	£ 88,838	£ 95,829	£ 79,194
Other assets	24,788	17,144
Deferred tax	(125)	(157)
Other liabilities	(25,918)	(19,026)
Less cash and cash equivalents acquired	18,022	6,991	(16,635)
Net cash outflow from acquisitions in the year	179	380	409
Total for all business combinations
Net assets acquired:
Cash and cash equivalents	0	38	0
Intangible assets	0	182	68
Other assets	0	672	131
Deferred tax	0	(58)	0
Other liabilities	0	(646)	(146)
Goodwill arising on acquisition	0	143	335
Cash consideration	0	331	388
Less cash and cash equivalents acquired	0	(38)	(74)
Net cash outflow arising from acquisition of subsidiaries and businesses	0	293	314
Acquisition of and additional investment in joint ventures	179	87	95
Net cash outflow from acquisitions in the year	£ 179	£ 380	£ 409